OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LIABILITIES
Schedule of other liabilities

USDm	2019	2018
Partners and commercial managements	0.5	1.2
Accrued operating expenses	14.1	9.1
Accrued interest	4.0	4.6
Wages and social expenses	14.3	16.1
Derivative financial instruments	12.3	3.4
Payables to joint ventures	0.1	0.1
Other	2.0	2.0
Balance as of 31 December	47.3	36.5